Construction Contracts - Additional Information (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
Construction contracts
Accumulated Earned Revenue Expense And Others [Line Items]
Revenue that was included in contract liability balance at beginning of period	₩ 247,819